Capital management	12 Months Ended
Sep. 30, 2024
Disclosure Of Capital Management [Abstract]
Capital management [Text Block]

26.  Capital management

Our objective in managing our capital is to safeguard our ability to continue as a going concern and to sustain future development of the business. Our senior management is responsible for managing the capital through regular review of financial information to ensure sufficient resources are available to meet operating requirements and investments to support our growth strategy. Our Board of Directors is responsible for overseeing this process. From time to time, we could issue new common shares or debt to maintain or adjust our capital structure (see Note 27). KWESST is not subject to any externally imposed capital requirements.

KWESST's capital is composed of the following:

	September 30, 2024	September 30, 2023
Debt:
Lease obligations	$302,223	$429,523

Equity:
Share capital	37,822,725	33,379,110
Warrants	1,084,687	1,042,657
Contributed surplus	5,152,753	4,769,115
Accumulated other comprehensive loss	(38,520)	(39,663)
Accumulated deficit	(42,653,358)	(35,215,599)

Total capital	$1,670,510	$4,365,143